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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/08

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN PACE FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                                   NUMBER OF
DESCRIPTION                                                                         SHARES          VALUE
-----------                                                                        ---------   --------------
COMMON STOCKS 98.7%
ADVERTISING 1.3%
Aeroplan Income Fund (Canada) ..................................................     873,222   $   15,525,648
Aeroplan Income Fund (Canada) (a) (b)...........................................     189,238        3,364,600
                                                                                               --------------
                                                                                                   18,890,248
                                                                                               --------------
AIR FREIGHT & LOGISTICS 3.4%
C.H. Robinson Worldwide, Inc. ..................................................     538,880       29,315,072
Expeditors International of Washington, Inc. ...................................     476,094       21,509,927
                                                                                               --------------
                                                                                                   50,824,999
                                                                                               --------------
APPAREL, ACCESSORIES & LUXURY GOODS 1.7%
Coach, Inc. (a).................................................................     824,517       24,859,188
                                                                                               --------------
APPAREL RETAIL 1.8%
Abercrombie & Fitch Co., Class A ...............................................     370,661       27,110,146
                                                                                               --------------
ASSET MANAGEMENT & CUSTODY BANKS 1.5%
Franklin Resources, Inc. .......................................................     229,966       22,304,402
                                                                                               --------------
CASINOS & GAMING 4.3%
Wynn Resorts, Ltd. .............................................................     636,473       64,054,643
                                                                                               --------------
COMMUNICATIONS EQUIPMENT 6.1%
Cisco Systems, Inc. (a).........................................................   1,196,198       28,816,410
Research In Motion, Ltd. (Canada) (a)...........................................     547,680       61,466,126
                                                                                               --------------
                                                                                                   90,282,536
                                                                                               --------------
COMPUTER HARDWARE 2.6%
Apple, Inc. (a).................................................................     271,742       38,994,977
                                                                                               --------------
CONSTRUCTION MATERIALS 3.7%
Cemex, SAB de CV - ADR (Mexico) (a).............................................   1,221,975       31,917,987
Martin Marietta Materials, Inc. ................................................     211,879       22,495,193
                                                                                               --------------
                                                                                                   54,413,180
                                                                                               --------------
CONSUMER FINANCE 2.6%
American Express Co. ...........................................................     870,941       38,077,540
                                                                                               --------------

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
DATA PROCESSING & OUTSOURCED SERVICES 3.3%
MasterCard, Inc., Class A ......................................................     184,596       41,163,062
Visa, Inc., Class A (a).........................................................     124,332        7,753,344
                                                                                               --------------
                                                                                                   48,916,406
                                                                                               --------------
DEPARTMENT STORES 1.7%
Sears Holdings Corp. (a)........................................................     247,147       25,231,237
                                                                                               --------------
DISTRIBUTORS 1.9%
Li & Fung, Ltd. (Bermuda) ......................................................   7,658,000       28,504,489
                                                                                               --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 1.0%
Corporate Executive Board Co. ..................................................     375,312       15,192,630
                                                                                               --------------
FERTILIZERS & AGRICULTURAL CHEMICALS 8.3%
Monsanto Co. ...................................................................   1,103,836      123,077,714
                                                                                               --------------
HEALTH CARE EQUIPMENT 0.6%
Gen-Probe, Inc. (a).............................................................     165,299        7,967,412
                                                                                               --------------
HOTELS, RESORTS & CRUISE LINES 1.5%
Starwood Hotels & Resorts Worldwide, Inc. ......................................     434,602       22,490,653
                                                                                               --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES 0.7%
Monster Worldwide, Inc. (a).....................................................     441,837       10,696,874
                                                                                               --------------
INTERNET RETAIL 5.4%
Amazon.com, Inc. (a)............................................................   1,111,414       79,243,818
                                                                                               --------------
INTERNET SOFTWARE & SERVICES 11.5%
Baidu.com, Inc. - ADR (Cayman Islands) (a)......................................      83,423       19,990,654
eBay, Inc. (a)..................................................................   1,963,643       58,595,107
Google, Inc., Class A (a).......................................................     169,018       74,447,358
Tencent Holdings, Ltd. (Cayman Islands) ........................................   2,843,000       16,147,460
                                                                                               --------------
                                                                                                  169,180,579
                                                                                               --------------
LIFE SCIENCES TOOLS & SERVICES 1.2%
Illumina, Inc. (a)..............................................................     229,962       17,454,116
                                                                                               --------------
MARINE PORTS & SERVICES 1.2%
China Merchants Holdings International Co., Ltd.
   (Hong Kong) .................................................................   3,820,000       18,318,219
                                                                                               --------------

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
MULTI-LINE INSURANCE 2.4%
Loews Corp. ....................................................................     893,899       35,952,618
                                                                                               --------------
MULTI-UTILITIES 0.8%
Veolia Environnement - ADR (France) ............................................     175,297       12,258,519
                                                                                               --------------
OIL & GAS EXPLORATION & PRODUCTION 8.3%
Southwestern Energy Co. (a).....................................................     921,126       31,032,735
Ultra Petroleum Corp. (Canada) (a)..............................................   1,177,387       91,247,492
                                                                                               --------------
                                                                                                  122,280,227
                                                                                               --------------
PHARMACEUTICALS 1.4%
Allergan, Inc. .................................................................     357,000       20,131,230
                                                                                               --------------
PROPERTY & CASUALTY INSURANCE 2.8%
Berkshire Hathaway, Inc., Class B (a)...........................................       9,091       40,663,134
                                                                                               --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 4.2%
Brookfield Asset Management, Inc., Class A (Canada) ............................   2,319,329       62,227,597
                                                                                               --------------
RESTAURANTS 2.2%
Starbucks Corp. (a).............................................................   1,867,184       32,675,720
                                                                                               --------------
SPECIALIZED FINANCE 1.5%
CME Group, Inc. ................................................................      45,448       21,319,657
                                                                                               --------------
STEEL 1.3%
Nucor Corp. ....................................................................     278,568       18,870,196
                                                                                               --------------
SYSTEMS SOFTWARE 0.7%
VMware, Inc., Class A (a).......................................................     253,987       10,875,723
                                                                                               --------------
TOBACCO 1.5%
Altria Group, Inc. .............................................................     303,101        6,728,842
Philip Morris International, Inc. (a)...........................................     303,101       15,330,849
                                                                                               --------------
                                                                                                   22,059,691
                                                                                               --------------
WIRELESS TELECOMMUNICATION SERVICES 4.3%
America Movil, SA de CV, Ser L - ADR (Mexico) ..................................     634,820       40,431,686
China Mobile, Ltd. - ADR (Hong Kong) ...........................................     313,995       23,552,765
                                                                                               --------------
                                                                                                   63,984,451
                                                                                               --------------
TOTAL LONG-TERM INVESTMENTS 98.7%
  (Cost $1,273,745,521).........................................................                1,459,384,769
                                                                                               --------------

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
REPURCHASE AGREEMENTS 1.2%
Banc of America Securities ($6,420,700 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.40%,
   dated 03/31/08, to be sold on 04/01/08 at $6,421,128) .......................                    6,420,700
Citigroup Global Markets, Inc. ($6,420,701 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.10%,
   dated 03/31/08, to be sold on 04/01/08 at $6,421,075) .......................                    6,420,701
JPMorgan Chase & Co. ($1,926,210 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08,
   to be sold on 04/01/08 at $1,926,330) .......................................                    1,926,210
State Street Bank & Trust Co. ($3,967,389 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 1.80%,
   dated 03/31/08, to be sold on 04/01/08 at $3,967,588) .......................                    3,967,389
                                                                                               --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $18,735,000)...........................................................                   18,735,000
                                                                                               --------------
TOTAL INVESTMENTS 99.9%
   (Cost $1,292,480,521)........................................................                1,478,119,769
FOREIGN CURRENCY 0.0%
   (Cost $205)..................................................................                          216
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%......................................                      826,395
                                                                                               --------------
NET ASSETS 100.0%...............................................................               $1,478,946,380
                                                                                               ==============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $62,970,168 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pace Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008